JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 37.7%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (a) (b) (c) (d)	200	233
FMG Resources August 2006 Pty. Ltd. 5.13%, 5/15/2024 (c)	12	13
Newcrest Finance Pty. Ltd. 4.20%, 5/13/2050 (c)	5	6

		252

Belgium — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038	15	17
4.60%, 4/15/2048	30	34
5.55%, 1/23/2049	10	13
4.50%, 6/1/2050	20	23

		87

Canada — 1.6%
1011778 BC ULC
4.25%, 5/15/2024 (c)	87	88
3.88%, 1/15/2028 (c)	17	17
Advanz Pharma Corp. Ltd. 8.00%, 9/6/2024	80	82
Alimentation Couche-Tard, Inc.
4.50%, 7/26/2047 (c)	8	9
3.80%, 1/25/2050 (c)	5	5
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (a) (b) (d)	13	13
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (a) (b) (d)	15	16
Bell Canada 4.30%, 7/29/2049	30	34
Bombardier, Inc.
6.00%, 10/15/2022 (c)	50	50
6.13%, 1/15/2023 (c)	40	42
7.50%, 12/1/2024 (c)	45	45
7.50%, 3/15/2025 (c)	38	37
Cenovus Energy, Inc. 5.38%, 7/15/2025	130	146
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	205	233
Enbridge, Inc.
4.50%, 6/10/2044	5	5
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (b)	10	11
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (b)	45	47
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (b)	117	125
MEG Energy Corp. 6.50%, 1/15/2025 (c)	45	46
NOVA Chemicals Corp.
5.00%, 5/1/2025 (c)	89	93
5.25%, 6/1/2027 (c)	26	27
Open Text Corp. 5.88%, 6/1/2026 (c)	57	59
Precision Drilling Corp.
5.25%, 11/15/2024	3	3
7.13%, 1/15/2026 (c)	23	22
Quebecor Media, Inc. 5.75%, 1/15/2023	130	139
Rogers Communications, Inc.
4.35%, 5/1/2049	25	27
3.70%, 11/15/2049	15	15
Stars Group Holdings BV 7.00%, 7/15/2026 (c)	24	25
Suncor Energy, Inc. 3.75%, 3/4/2051	10	10
TransCanada PipeLines Ltd.
4.75%, 5/15/2038	10	12
5.10%, 3/15/2049	10	12
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (b)	33	36
(ICE LIBOR USD 3 Month + 4.15%), 5.50%, 9/15/2079 (b)	72	77
Videotron Ltd.
5.00%, 7/15/2022	38	39
5.13%, 4/15/2027 (c)	32	34

		1,681

Cayman Islands — 0.0%(e)
Global Aircraft Leasing Co. Ltd. 7.25% (PIK), 9/15/2024 (c) (f)	32	31

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027		12	13
6.63%, 5/15/2039		33	40

			53

France — 0.7%
Altice France SA 8.13%, 2/1/2027 (c)		200	219
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)		200	241
Societe Generale SA (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (a) (b) (c) (d)		200	235
Total Capital International SA
3.13%, 5/29/2050		25	23
3.39%, 6/29/2060		5	5

			723

Germany — 0.1%
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (g)		55	82

Ireland — 0.1%
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023 (c)		9	9
5.13%, 10/1/2023 (c)		33	35
5.25%, 5/15/2024 (c)		21	23
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023 (c)		16	17
5.50%, 2/15/2024 (c)		37	40

			124

Italy — 0.1%
Telecom Italia Capital SA
6.38%, 11/15/2033		20	24
6.00%, 9/30/2034		32	36

			60

Luxembourg — 0.2%
Intelsat Jackson Holdings SA
5.50%, 8/1/2023 (h)		100	61
8.00%, 2/15/2024 (c) (g) (h)		77	80
8.50%, 10/15/2024 (c) (h)		110	69
9.75%, 7/15/2025 (c) (h)		35	21

			231

Mexico — 0.2%
Cemex SAB de CV 5.70%, 1/11/2025 (c)		200	204

Netherlands — 0.0% (e)
Shell International Finance BV
4.00%, 5/10/2046		25	28
3.25%, 4/6/2050		15	15

			43

Switzerland — 0.6%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 5.11%), 7.13%, 7/29/2022 (a) (b) (d) (i)		200	208
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (a) (b) (c) (d)		200	213
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (b) (d) (i)		200	228

			649

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022 (c)		10	10
5.00%, 8/1/2024 (c)		45	46

			56

United Kingdom — 1.0%
AstraZeneca plc 2.13%, 8/6/2050		65	52
BAT Capital Corp.
4.39%, 8/15/2037		17	18
4.76%, 9/6/2049		35	36
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (a) (b) (d)		26	28
(EUR Swap Annual 5 Year + 4.12%), 3.62%, 3/22/2029 (a) (b) (d) (i)	EUR	100	127
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (a) (b) (d)		102	109
HSBC Holdings plc 6.10%, 1/14/2042		20	28
Nationwide Building Society (U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a) (b) (d) (i)	GBP	250	380
Natwest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (a) (b) (d)		200	219
Vodafone Group plc 5.00%, 5/30/2038		15	18

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (b)	57	69

		1,084

United States — 32.6%
7-Eleven, Inc. 2.80%, 2/10/2051 (c)	10	9
AbbVie, Inc.
4.05%, 11/21/2039	30	34
4.45%, 5/14/2046	25	29
4.25%, 11/21/2049	25	28
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	105	102
Activision Blizzard, Inc. 2.50%, 9/15/2050	5	4
Adient US LLC 7.00%, 5/15/2026 (c)	2	2
ADT Security Corp. (The)
4.13%, 6/15/2023	95	98
4.88%, 7/15/2032 (c)	45	46
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (c)	10	10
AECOM
5.88%, 10/15/2024	5	5
5.13%, 3/15/2027	53	58
Aetna, Inc.
4.75%, 3/15/2044	14	17
3.88%, 8/15/2047	25	26
Albertsons Cos., Inc.
5.75%, 3/15/2025	5	5
7.50%, 3/15/2026 (c)	80	88
5.88%, 2/15/2028 (c)	38	41
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (c)	200	218
Allegheny Technologies, Inc. 5.88%, 12/1/2027 (j)	10	10
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	13	14
9.75%, 7/15/2027 (c)	13	14
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	65	69
5.88%, 6/1/2029 (c)	70	77
Allstate Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 8/15/2053 (b)	33	35
Ally Financial, Inc.
5.75%, 11/20/2025	110	125
8.00%, 11/1/2031	39	54
Altria Group, Inc.
3.40%, 2/4/2041	15	14
3.88%, 9/16/2046	40	39
4.45%, 5/6/2050	10	10
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026 (c)	26	28
12.00% (PIK), 6/15/2026 (c) (f)	76	59
American Airlines Group, Inc. 5.00%, 6/1/2022 (c)	21	21
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025 (j)	87	90
6.25%, 3/15/2026 (j)	52	53
6.50%, 4/1/2027 (j)	53	55
American Express Co.
Series B, (ICE LIBOR USD 3 Month + 3.43%), 3.62%, 5/15/2021 (a) (b) (d)	18	18
Series C, (ICE LIBOR USD 3 Month + 3.29%), 3.47%, 6/15/2021 (a) (b) (d)	21	21
American International Group, Inc.
3.88%, 1/15/2035	23	25
Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (b)	29	32
American Tower Corp.
REIT, 3.70%, 10/15/2049	10	10
REIT, 3.10%, 6/15/2050	45	41
American Water Capital Corp. 3.45%, 5/1/2050	10	10
AmeriGas Partners LP
5.63%, 5/20/2024	25	28
5.75%, 5/20/2027	35	38
Amgen, Inc. 3.15%, 2/21/2040	20	20
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	62	67
Amsted Industries, Inc. 5.63%, 7/1/2027 (c)	21	22
Antero Midstream Partners LP
5.38%, 9/15/2024	10	10
7.88%, 5/15/2026 (c)	65	70
Antero Resources Corp.
5.63%, 6/1/2023	14	14
8.38%, 7/15/2026 (c)	65	72
Anthem, Inc. 3.13%, 5/15/2050	25	24
Apple, Inc.
4.50%, 2/23/2036	35	43
4.65%, 2/23/2046	5	6
Archrock Partners LP 6.88%, 4/1/2027 (c)	7	7
Arconic Corp. 6.00%, 5/15/2025 (c)	110	119
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (c)	200	205
AT&T, Inc.
3.50%, 6/1/2041	35	34
3.30%, 2/1/2052	10	9

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.50%, 9/15/2053 (c)	12	11
3.55%, 9/15/2055 (c)	15	14
3.65%, 9/15/2059 (c)	4	4
3.50%, 2/1/2061	15	14
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	85	89
Avis Budget Car Rental LLC
6.38%, 4/1/2024 (c)	100	101
5.25%, 3/15/2025 (c)	50	51
5.75%, 7/15/2027 (c) (j)	24	25
B&G Foods, Inc. 5.25%, 4/1/2025	146	150
Baker Hughes a GE Co. LLC 4.08%, 12/15/2047	15	16
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 6/1/2023 (a) (b) (d)	56	59
Series JJ, (SOFR + 3.55%), 5.12%, 6/20/2024 (a) (b) (d)	24	25
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (a) (b) (d)	151	167
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (a) (b) (d)	53	59
Series MM, (SOFR + 2.93%), 4.30%, 1/28/2025 (a) (b) (d)	140	141
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	20	22
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (a) (b) (d)	33	37
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (a) (b) (d)	152	175
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (a) (b) (d)	133	145
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	15	14
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (b)	30	33
Bank of New York Mellon Corp. (The)
Series E, (ICE LIBOR USD 3 Month + 3.42%), 3.61%, 6/20/2021 (a) (b) (d)	22	22
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (a) (b) (d)	51	52
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.36%), 4.70%, 9/20/2025 (a) (b) (d)	13	14
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (a) (b) (d)	20	21
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (a) (b) (d)	100	105
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (c)	26	29
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (c)	63	64
6.13%, 4/15/2025 (c)	95	97
5.50%, 11/1/2025 (c)	121	124
9.00%, 12/15/2025 (c)	68	74
5.75%, 8/15/2027 (c)	12	13
7.00%, 1/15/2028 (c)	20	22
5.00%, 1/30/2028 (c)	340	344
7.25%, 5/30/2029 (c)	22	25
Baxter International, Inc. 3.50%, 8/15/2046	15	16
Berkshire Hathaway Finance Corp. 4.25%, 1/15/2049	10	12
Berry Global, Inc.
5.13%, 7/15/2023 (j)	5	5
4.88%, 7/15/2026 (c)	84	89
5.63%, 7/15/2027 (c)	20	21
Biogen, Inc. 3.15%, 5/1/2050	55	51
Boston Scientific Corp. 4.55%, 3/1/2039	10	12
Boyd Gaming Corp.
6.38%, 4/1/2026	4	4
6.00%, 8/15/2026	34	36
Boyne USA, Inc. 7.25%, 5/1/2025 (c)	41	43
BP Capital Markets America, Inc.
3.00%, 2/24/2050	30	28
2.77%, 11/10/2050	30	26
2.94%, 6/4/2051	15	13
Brink’s Co. (The)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.63%, 10/15/2027 (c)	75	77
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	30	35
Broadcom, Inc.
4.30%, 11/15/2032	15	16
3.50%, 2/15/2041 (c)	25	24
3.75%, 2/15/2051 (c)	15	15
Buckeye Partners LP 3.95%, 12/1/2026	60	59
Callon Petroleum Co.
6.25%, 4/15/2023	66	59
6.13%, 10/1/2024	8	7
6.38%, 7/1/2026	6	4
Calpine Corp. 5.25%, 6/1/2026 (c)	61	63
Cameron LNG LLC 3.30%, 1/15/2035 (c)	5	5
Capital One Financial Corp. Series E, (ICE LIBOR USD 3 Month + 3.80%), 3.99%, 6/1/2021 (a) (b) (d)	30	30
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (c)	29	30
CCO Holdings LLC
5.75%, 2/15/2026 (c)	59	61
5.50%, 5/1/2026 (c)	130	134
5.13%, 5/1/2027 (c)	158	167
5.88%, 5/1/2027 (c)	35	36
5.00%, 2/1/2028 (c)	23	24
4.75%, 3/1/2030 (c)	404	419
CDK Global, Inc. 5.25%, 5/15/2029 (c)	99	106
CDW LLC 4.25%, 4/1/2028	40	41
Cedar Fair LP
5.38%, 4/15/2027	3	3
5.25%, 7/15/2029	6	6
Centene Corp. 3.38%, 2/15/2030	330	333
CenterPoint Energy, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (a) (b) (d)	46	48
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (a) (b) (d)	50	55
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026 (a) (b) (d)	60	61
Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/1/2027 (a) (b) (d)	97	100
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (a) (b) (d)	183	180
Chemours Co. (The)
7.00%, 5/15/2025	82	85
5.38%, 5/15/2027 (j)	55	58
Cheniere Energy Partners LP
5.63%, 10/1/2026	14	15
4.50%, 10/1/2029	120	124
Chevron Corp. 2.98%, 5/11/2040	10	10
Chevron USA, Inc. 2.34%, 8/12/2050	5	4
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (c)	45	46
8.00%, 10/15/2025 (c)	15	16
Cinemark USA, Inc. 4.88%, 6/1/2023	25	25
CIT Group, Inc.
4.75%, 2/16/2024	22	24
5.25%, 3/7/2025	45	51
6.13%, 3/9/2028	21	25
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 4.68%, 5/15/2021 (a) (b) (d)	31	31
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (a) (b) (d)	139	146
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023 (a) (b) (d) (j)	30	32
Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 5/15/2023 (a) (b) (d)	10	10
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (a) (b) (d)	158	168
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (a) (b) (d)	141	145
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (a) (b) (d)	124	125

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (a) (b) (d)	103	111
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (a) (b) (d)	159	160
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (a) (b) (d)	60	60
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (a) (b) (d)	98	112
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	10	11
(SOFR + 4.55%), 5.32%, 3/26/2041 (b)	35	45
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	6	7
Citizens Financial Group, Inc.
Series A, (ICE LIBOR USD 3 Month + 3.96%), 4.20%, 7/6/2021 (a) (b) (d)	27	27
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (a) (b) (d)	23	23
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (a) (b) (d)	35	37
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	86	90
5.13%, 8/15/2027 (c)	35	35
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (b)	36	39
Colfax Corp.
6.00%, 2/15/2024 (c)	33	34
6.38%, 2/15/2026 (c)	5	5
Comcast Corp.
3.75%, 4/1/2040	20	22
4.05%, 11/1/2052	5	6
Commercial Metals Co.
4.88%, 5/15/2023	19	20
5.38%, 7/15/2027	61	64
CommScope Technologies LLC
6.00%, 6/15/2025 (c)	97	99
5.00%, 3/15/2027 (c)	15	15
CommScope, Inc.
5.50%, 3/1/2024 (c)	31	32
6.00%, 3/1/2026 (c)	35	37
8.25%, 3/1/2027 (c)	75	80
Community Health Systems, Inc. 8.00%, 3/15/2026 (c)	176	190
Constellation Brands, Inc.
4.50%, 5/9/2047	20	23
5.25%, 11/15/2048	15	19
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	32	30
Corning, Inc. 5.35%, 11/15/2048	5	6
Covanta Holding Corp. 5.88%, 7/1/2025	19	20
Cox Communications, Inc.
4.80%, 2/1/2035 (c)	5	6
2.95%, 10/1/2050 (c)	15	13
Crestwood Midstream Partners LP
5.75%, 4/1/2025 (j)	29	29
5.63%, 5/1/2027 (c)	10	10
Crown Americas LLC
4.50%, 1/15/2023	27	28
4.75%, 2/1/2026	26	27
Crown Castle International Corp.
REIT, 2.90%, 4/1/2041	30	28
REIT, 5.20%, 2/15/2049	5	6
REIT, 4.15%, 7/1/2050	28	30
CSC Holdings LLC
6.75%, 11/15/2021	27	28
5.88%, 9/15/2022	15	16
5.25%, 6/1/2024	157	169
5.75%, 1/15/2030 (c)	200	211
CSX Corp. 4.75%, 11/15/2048	29	35
Cummins, Inc. 2.60%, 9/1/2050	20	18
Curo Group Holdings Corp. 8.25%, 9/1/2025 (c)	71	71
CVR Partners LP 9.25%, 6/15/2023 (c)	164	165
CVS Health Corp.
4.78%, 3/25/2038	15	18
4.13%, 4/1/2040	10	11
2.70%, 8/21/2040	20	19
5.30%, 12/5/2043	30	37
5.05%, 3/25/2048	10	12
Dana, Inc. 5.38%, 11/15/2027	115	121
Darling Ingredients, Inc. 5.25%, 4/15/2027 (c)	12	13
DaVita, Inc. 4.63%, 6/1/2030 (c)	140	143

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DCP Midstream Operating LP 4.95%, 4/1/2022	5	5
3.88%, 3/15/2023	38	40
5.38%, 7/15/2025	14	15
6.75%, 9/15/2037 (c)	20	22
Deere & Co. 3.75%, 4/15/2050	30	34
Delek Logistics Partners LP 6.75%, 5/15/2025	48	48
Dell International LLC
7.13%, 6/15/2024 (c)	65	67
6.02%, 6/15/2026 (c)	10	12
DH Europe Finance II SARL 3.25%, 11/15/2039	20	20
Diamond Sports Group LLC 5.38%, 8/15/2026 (c)	53	38
Discovery Communications LLC
5.30%, 5/15/2049	20	24
4.65%, 5/15/2050	20	22
DISH DBS Corp.
6.75%, 6/1/2021	105	106
5.88%, 7/15/2022	24	25
5.00%, 3/15/2023	223	233
5.88%, 11/15/2024	25	26
7.75%, 7/1/2026	125	138
Dole Food Co., Inc. 7.25%, 6/15/2025 (c)	50	51
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (a) (b) (d)	24	25
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054 (b)	10	11
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (c)	87	90
Duke Energy Corp.
3.75%, 9/1/2046	15	15
3.95%, 8/15/2047	10	10
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026 (c)	27	29
Embarq Corp. 8.00%, 6/1/2036	124	143
EMC Corp. 3.38%, 6/1/2023	26	27
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (c)	95	93
Encompass Health Corp. 4.50%, 2/1/2028	185	189
Energizer Holdings, Inc. 4.75%, 6/15/2028 (c)	140	144
Energy Transfer Operating LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028 (a) (b) (d)	65	58
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (a) (b) (d)	30	29
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (a) (b) (d)	30	19
4.40%, 4/1/2024	19	19
4.15%, 6/1/2025	23	22
4.85%, 7/15/2026	58	56
5.60%, 4/1/2044	5	4
Entegris, Inc. 4.63%, 2/10/2026 (c)	49	51
Entercom Media Corp.
7.25%, 11/1/2024 (c) (j)	35	36
6.50%, 5/1/2027 (c) (j)	41	43
Entergy Texas, Inc. 3.55%, 9/30/2049	15	15
Enterprise Products Operating LLC
4.80%, 2/1/2049	10	11
4.20%, 1/31/2050	25	27
3.70%, 1/31/2051	5	5
Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (b)	25	25
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	20	15
EOG Resources, Inc. 5.10%, 1/15/2036	10	12
EQT Corp. 7.63%, 2/1/2025 (g)	105	121
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (a) (b) (d)	5	5
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025 (c)	30	30
REIT, 4.63%, 10/1/2027 (c)	30	32
Essex Portfolio LP REIT, 2.65%, 9/1/2050	10	8
Evergy, Inc. 2.90%, 9/15/2029	20	20
Exela Intermediate LLC 10.00%, 7/15/2023 (c)	94	34

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Exxon Mobil Corp.
4.23%, 3/19/2040	10	12
4.33%, 3/19/2050	15	17
3.45%, 4/15/2051	10	10
Fidelity National Information Services, Inc. 3.10%, 3/1/2041	10	10
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (c)	15	16
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200	210
4.54%, 8/1/2026	200	212
5.11%, 5/3/2029	275	295
Fox Corp. 5.58%, 1/25/2049	5	6
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	140	149
5.45%, 3/15/2043	75	90
Frontier Communications Corp.
7.63%, 4/15/2024 (h)	11	7
6.88%, 1/15/2025 (h)	24	16
11.00%, 9/15/2025 (h)	31	21
Gartner, Inc. 4.50%, 7/1/2028 (c)	95	98
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 3.51%, 6/15/2021 (a) (b) (d)	297	281
Genesis Energy LP
6.50%, 10/1/2025	5	5
6.25%, 5/15/2026	15	14
Gilead Sciences, Inc.
2.60%, 10/1/2040	20	18
4.15%, 3/1/2047	15	17
2.80%, 10/1/2050	35	31
Global Payments, Inc. 4.15%, 8/15/2049	5	5
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (c)	50	53
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 5/7/2021 (a) (b) (d)	22	21
Goldman Sachs Group, Inc. (The)
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (a) (b) (d)	11	11
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (a) (b) (d)	24	25
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (a) (b) (d) (j)	21	23
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	15	17
4.80%, 7/8/2044	25	31
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	28	28
5.00%, 5/31/2026	47	48
4.88%, 3/15/2027 (j)	10	11
Gray Television, Inc.
5.88%, 7/15/2026 (c)	20	21
7.00%, 5/15/2027 (c)	45	49
Greif, Inc. 6.50%, 3/1/2027 (c)	81	85
Griffon Corp. 5.75%, 3/1/2028	95	101
Guardian Life Insurance Co. of America (The)
4.88%, 6/19/2064 (c)	5	6
3.70%, 1/22/2070 (c)	5	5
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	60	64
Harsco Corp. 5.75%, 7/31/2027 (c)	9	9
HAT Holdings I LLC REIT, 5.25%, 7/15/2024 (c)	13	13
HCA, Inc.
5.38%, 2/1/2025	146	163
5.88%, 2/15/2026	285	327
5.63%, 9/1/2028	274	315
Herc Holdings, Inc. 5.50%, 7/15/2027 (c)	28	30
Hertz Corp. (The)
7.63%, 6/1/2022 (c) (h)	8	8
5.50%, 10/15/2024 (c) (h)	70	70
7.13%, 8/1/2026 (c) (h)	75	75
Hilcorp Energy I LP 6.25%, 11/1/2028 (c)	39	40
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025 (c)	15	16
4.38%, 9/15/2027 (c)	75	77
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	24	25
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	28	29
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	32	33
Hologic, Inc. 4.63%, 2/1/2028 (c)	25	26
Honeywell International, Inc. 2.80%, 6/1/2050	10	9
Howmet Aerospace, Inc.
5.13%, 10/1/2024	107	118
5.90%, 2/1/2027	8	9

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.95%, 2/1/2037	34	41
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	125	138
6.63%, 8/1/2026	20	22
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (a) (b) (d)	23	23
Icahn Enterprises LP
6.25%, 2/1/2022	15	15
4.75%, 9/15/2024	70	72
6.38%, 12/15/2025	22	23
iHeartCommunications, Inc.
6.38%, 5/1/2026	57	60
8.38%, 5/1/2027	98	105
5.25%, 8/15/2027 (c)	18	19
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.00%, 12/21/2065 (b) (c)	100	81
Intel Corp. 4.10%, 5/19/2046	10	11
International Game Technology plc 6.50%, 2/15/2025 (c)	200	219
IQVIA, Inc. 5.00%, 5/15/2027 (c)	200	211
IRB Holding Corp. 6.75%, 2/15/2026 (c) (j)	56	58
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (c)	84	86
REIT, 5.25%, 3/15/2028 (c)	48	50
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	31	33
JBS USA LUX SA
6.50%, 4/15/2029 (c)	63	71
5.50%, 1/15/2030 (c)	42	47
Johnson & Johnson 2.25%, 9/1/2050	15	13
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (c)	80	82
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	11	11
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	25	27
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	10	11
Kinder Morgan, Inc. 3.25%, 8/1/2050	15	13
Kraft Heinz Foods Co. 4.63%, 1/30/2029	175	196
Kroger Co. (The)
5.15%, 8/1/2043	15	18
3.88%, 10/15/2046	38	40
L Brands, Inc. 7.50%, 6/15/2029	100	114
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (c)	100	107
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (c)	48	48
Lamar Media Corp. 4.88%, 1/15/2029	85	89
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (c)	89	92
Lennar Corp.
4.50%, 4/30/2024	15	16
5.88%, 11/15/2024	45	51
4.75%, 5/30/2025	5	6
5.25%, 6/1/2026	14	16
5.00%, 6/15/2027	20	23
Level 3 Financing, Inc.
5.38%, 5/1/2025	91	93
5.25%, 3/15/2026	54	56
Liberty Interactive LLC 8.25%, 2/1/2030	35	40
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (c)	33	34
6.50%, 5/15/2027 (c)	165	183
Lowe’s Cos., Inc. 3.70%, 4/15/2046	10	10
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	30	31
Series W, 6.75%, 12/1/2023	28	31
Series Y, 7.50%, 4/1/2024 (j)	2	2
5.63%, 4/1/2025	57	62
Series G, 6.88%, 1/15/2028	160	178
Macy’s, Inc. 8.38%, 6/15/2025 (c)	90	100
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	50	52
MasTec, Inc. 4.50%, 8/15/2028 (c)	95	99
Matador Resources Co. 5.88%, 9/15/2026	55	54
Mattel, Inc.
3.15%, 3/15/2023	37	37
6.75%, 12/31/2025 (c)	28	30
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (c)	227	230
McDonald’s Corp.
3.70%, 2/15/2042	10	11
3.63%, 9/1/2049	10	10
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 5/7/2021 (a) (b) (d)	18	18

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Meredith Corp. 6.88%, 2/1/2026 (j)	181	186
MetLife Capital Trust IV 7.88%, 12/15/2037 (c)	100	139
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 3.76%, 5/7/2021 (a) (b) (d)	23	23
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (a) (b) (d)	70	72
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (a) (b) (d)	76	84
6.40%, 12/15/2036	98	123
6.40%, 12/15/2036	10	13
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027	23	25
MGM Resorts International 4.63%, 9/1/2026	200	210
Midcontinent Communications 5.38%, 8/15/2027 (c)	17	18
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	15	16
Moody’s Corp. 2.55%, 8/18/2060	20	16
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%), 4.05%, 4/15/2021 (a) (b) (d)	173	173
Series H, (ICE LIBOR USD 3 Month + 3.61%), 3.85%, 7/15/2021 (a) (b) (d)	239	239
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025 (a) (b) (d)	8	8
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (a) (b) (d)	18	20
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	30	28
MPLX LP 4.50%, 4/15/2038	5	5
MSCI, Inc. 5.38%, 5/15/2027 (c)	69	74
MTS Systems Corp. 5.75%, 8/15/2027 (c)	24	26
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (b)	20	22
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (c)	95	99
NCR Corp.
5.75%, 9/1/2027 (c)	25	27
6.13%, 9/1/2029 (c)	105	111
Netflix, Inc.
5.88%, 2/15/2025	100	115
4.88%, 4/15/2028	15	17
5.88%, 11/15/2028	60	72
5.38%, 11/15/2029 (c)	15	18
4.88%, 6/15/2030 (c)	15	17
New Albertsons LP
7.75%, 6/15/2026	5	6
6.63%, 6/1/2028	15	17
7.45%, 8/1/2029	21	25
8.00%, 5/1/2031	80	98
Newell Brands, Inc. 4.70%, 4/1/2026 (g)	150	166
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (c)	43	45
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 2.07%), 2.31%, 10/1/2066 (b)	47	43
(ICE LIBOR USD 3 Month + 2.13%), 2.31%, 6/15/2067 (b)	15	14
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (b)	28	32
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	23	24
4.25%, 9/15/2024 (c)	4	4
4.50%, 9/15/2027 (c)	8	9
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (c) (j)	10	10
Nielsen Finance LLC 5.00%, 4/15/2022 (c)	39	39
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (a) (b) (d)	30	31
4.80%, 2/15/2044	4	5
Norfolk Southern Corp.
3.95%, 10/1/2042	10	11
3.40%, 11/1/2049	5	5
3.05%, 5/15/2050	40	38
Northrop Grumman Corp.
5.15%, 5/1/2040	20	25
3.85%, 4/15/2045	35	38
Northwestern Mutual Life Insurance Co. (The)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.85%, 9/30/2047 (c)	2	2
Novelis Corp. 5.88%, 9/30/2026 (c)	25	26
NRG Energy, Inc.
7.25%, 5/15/2026	40	42
6.63%, 1/15/2027	15	15
5.75%, 1/15/2028	12	13
5.25%, 6/15/2029 (c)	26	28
Nuance Communications, Inc. 5.63%, 12/15/2026	59	62
NuStar Logistics LP
6.00%, 6/1/2026	12	13
5.63%, 4/28/2027	30	31
Occidental Petroleum Corp.
2.90%, 8/15/2024	205	203
8.88%, 7/15/2030	115	145
Oceaneering International, Inc. 6.00%, 2/1/2028	14	13
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	85	87
OneMain Finance Corp.
6.13%, 5/15/2022	5	5
5.63%, 3/15/2023	27	29
6.13%, 3/15/2024	20	22
6.88%, 3/15/2025	45	51
7.13%, 3/15/2026	52	60
6.63%, 1/15/2028	33	37
Oracle Corp.
3.90%, 5/15/2035	26	28
3.85%, 7/15/2036	4	5
3.60%, 4/1/2040	35	35
Otis Worldwide Corp. 3.36%, 2/15/2050	5	5
Outfront Media Capital LLC 5.00%, 8/15/2027 (c)	15	15
Pacific Gas and Electric Co. 4.00%, 12/1/2046 (j)	30	28
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	12	13
PBF Holding Co. LLC 7.25%, 6/15/2025	25	20
PBF Logistics LP 6.88%, 5/15/2023	25	25
Penske Automotive Group, Inc. 5.50%, 5/15/2026	75	77
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	20	21
PG&E Corp. 5.00%, 7/1/2028	110	116
Philip Morris International, Inc.
4.38%, 11/15/2041	25	28
4.13%, 3/4/2043	5	6
4.25%, 11/10/2044	20	22
Phillips 66 4.88%, 11/15/2044	15	18
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	15	15
Pilgrim’s Pride Corp.
5.75%, 3/15/2025 (c)	59	60
5.88%, 9/30/2027 (c)	39	42
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (a) (b) (d)	8	6
Plantronics, Inc. 5.50%, 5/31/2023 (c)	61	61
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 6.75%, 8/1/2021 (a) (b) (d)	68	69
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (a) (b) (d)	64	67
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (a) (b) (d)	39	43
Post Holdings, Inc.
5.75%, 3/1/2027 (c)	20	21
5.50%, 12/15/2029 (c)	140	150
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 2.86%, 3/30/2067 (b)	57	53
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (c)	31	33
5.75%, 4/15/2026 (c)	50	54
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (a) (b) (d)	75	78
Prologis LP REIT, 2.13%, 10/15/2050	35	28
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (b)	171	183
Quicken Loans LLC 5.25%, 1/15/2028 (c)	20	21
Radian Group, Inc.
4.50%, 10/1/2024	40	41
4.88%, 3/15/2027	12	13
Range Resources Corp. 4.88%, 5/15/2025	85	84
Raytheon Technologies Corp. 4.15%, 5/15/2045	40	44
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	10	9
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (c)	200	196

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
RHP Hotel Properties LP REIT, 4.75%, 10/15/2027	18	18
S&P Global, Inc. 2.30%, 8/15/2060	35	28
Scientific Games International, Inc. 5.00%, 10/15/2025 (c)	156	162
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	125	131
Sealed Air Corp. 5.13%, 12/1/2024 (c)	20	22
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (a) (b) (d)	105	112
Sensata Technologies BV
4.88%, 10/15/2023 (c)	15	16
5.63%, 11/1/2024 (c)	125	139
5.00%, 10/1/2025 (c)	30	33
Service Corp. International
4.63%, 12/15/2027	12	13
5.13%, 6/1/2029	5	5
Sherwin-Williams Co. (The) 4.55%, 8/1/2045	5	6
Sinclair Television Group, Inc. 5.88%, 3/15/2026 (c)	50	51
Sirius XM Radio, Inc.
5.38%, 7/15/2026 (c)	87	90
5.00%, 8/1/2027 (c)	53	56
5.50%, 7/1/2029 (c)	161	174
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (c)	12	12
5.50%, 4/15/2027 (c)	102	106
SM Energy Co.
6.75%, 9/15/2026	12	11
6.63%, 1/15/2027	16	15
Southern California Edison Co.
Series E, (ICE LIBOR USD 3 Month + 4.20%), 6.25%, 2/1/2022 (a) (b) (d) (j)	12	12
Series C, 4.13%, 3/1/2048	5	5
3.65%, 2/1/2050	20	20
Spectrum Brands, Inc.
5.75%, 7/15/2025	8	8
5.00%, 10/1/2029 (c)	31	33
Sprint Capital Corp. 8.75%, 3/15/2032	197	291
Sprint Corp.
7.88%, 9/15/2023	227	259
7.13%, 6/15/2024	71	82
7.63%, 2/15/2025	194	231
7.63%, 3/1/2026	39	48
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	93	99
Standard Industries, Inc.
5.00%, 2/15/2027 (c)	18	19
4.75%, 1/15/2028 (c)	77	80
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (b)	10	11
Staples, Inc.
7.50%, 4/15/2026 (c)	95	100
10.75%, 4/15/2027 (c)	85	84
Starbucks Corp.
3.75%, 12/1/2047	10	10
4.45%, 8/15/2049	20	23
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 3.78%, 6/15/2021 (a) (b) (d)	25	25
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (a) (b) (d)	71	75
Station Casinos LLC 5.00%, 10/1/2025 (c)	20	20
Steel Dynamics, Inc. 5.00%, 12/15/2026	15	16
Stryker Corp. 2.90%, 6/15/2050	15	14
Summit Materials LLC
5.13%, 6/1/2025 (c)	35	36
6.50%, 3/15/2027 (c)	45	47
Sunoco LP
5.50%, 2/15/2026	13	13
6.00%, 4/15/2027	36	38
5.88%, 3/15/2028	3	3
Sysco Corp. 3.30%, 2/15/2050	5	5
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (c)	17	17
5.50%, 1/15/2028 (c)	5	5
Targa Resources Partners LP
4.25%, 11/15/2023	15	15
5.88%, 4/15/2026	82	86
6.50%, 7/15/2027	106	115
Team Health Holdings, Inc. 6.38%, 2/1/2025 (c)	85	75
TEGNA, Inc. 5.50%, 9/15/2024 (c)	4	4
Tempur Sealy International, Inc. 5.50%, 6/15/2026	64	66
Tenet Healthcare Corp.
4.63%, 7/15/2024	75	76
4.63%, 9/1/2024 (c)	11	11
5.13%, 5/1/2025	57	58
4.88%, 1/1/2026 (c)	78	81
6.25%, 2/1/2027 (c)	30	32

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
5.13%, 11/1/2027 (c)	189	198
Tennant Co. 5.63%, 5/1/2025	60	62
TerraForm Power Operating LLC
4.25%, 1/31/2023 (c)	15	16
5.00%, 1/31/2028 (c)	29	31
T-Mobile USA, Inc.
5.13%, 4/15/2025	10	10
4.50%, 2/1/2026	99	102
4.75%, 2/1/2028	93	99
4.38%, 4/15/2040 (c)	45	50
3.00%, 2/15/2041 (c)	10	9
4.50%, 4/15/2050 (c)	25	28
3.30%, 2/15/2051 (c)	15	14
Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050	10	10
TransDigm, Inc. 6.25%, 3/15/2026 (c)	59	63
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c) (j)	34	32
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	50	46
Transocean Proteus Ltd. 6.25%, 12/1/2024 (c)	20	19
Travel + Leisure Co.
4.25%, 3/1/2022	2	2
5.65%, 4/1/2024 (g)	17	18
6.60%, 10/1/2025 (g)	16	18
6.00%, 4/1/2027 (g)	25	28
Travelers Cos., Inc. (The) 3.75%, 5/15/2046	10	11
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (c)	52	53
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (a) (b) (d)	7	7
Series L, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 12/15/2024 (a) (b) (d)	34	34
Series P, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.61%), 4.95%, 9/1/2025 (a) (b) (d)	11	12
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (a) (b) (d)	40	42
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (a) (b) (d)	127	139
Tucson Electric Power Co. 4.00%, 6/15/2050	13	14
Union Electric Co. 4.00%, 4/1/2048	13	15
Union Pacific Corp. 4.00%, 4/15/2047	11	12
United Airlines Holdings, Inc.
5.00%, 2/1/2024 (j)	33	33
4.88%, 1/15/2025 (j)	28	29
United Rentals North America, Inc.
5.88%, 9/15/2026	32	33
5.50%, 5/15/2027	10	11
4.88%, 1/15/2028	100	105
US Bancorp
Series I, (ICE LIBOR USD 3 Month + 3.49%), 3.73%, 4/15/2021 (a) (b) (d)	230	230
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (a) (b) (d)	8	9
Verizon Communications, Inc.
4.40%, 11/1/2034	20	23
4.27%, 1/15/2036	25	28
3.40%, 3/22/2041	10	10
3.85%, 11/1/2042	15	16
4.86%, 8/21/2046	25	30
3.55%, 3/22/2051	10	10
3.70%, 3/22/2061	10	10
ViacomCBS, Inc.
5.90%, 10/15/2040	10	13
4.95%, 5/19/2050(j)	45	53
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	39	39
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (b)	103	114
VICI Properties LP REIT, 4.25%, 12/1/2026 (c)	75	77
Vistra Operations Co. LLC 5.50%, 9/1/2026 (c)	20	21
W&T Offshore, Inc. 9.75%, 11/1/2023 (c)	55	49
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (a) (b) (d)	43	46

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (a) (b) (d)	18		20
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (a) (b) (d)	275		278
(SOFR + 2.53%), 3.07%, 4/30/2041 (b)	35		34
(ICE LIBOR USD 3 Month + 4.24%), 5.01%, 4/4/2051 (b)	25		32
WESCO Distribution, Inc.
5.38%, 6/15/2024	36		37
7.25%, 6/15/2028 (c)	125		139
Western Digital Corp. 4.75%, 2/15/2026	74		82
William Carter Co. (The) 5.63%, 3/15/2027 (c)	73		77
WMG Acquisition Corp. 5.50%, 4/15/2026 (c)	57		59
WPX Energy, Inc. 5.75%, 6/1/2026	104		109
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	35		37
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	224		229
Xcel Energy, Inc. 3.50%, 12/1/2049	10		10
Xerox Corp. 4.38%, 3/15/2023 (g)	45		47
XPO Logistics, Inc.
6.13%, 9/1/2023 (c)	40		41
6.75%, 8/15/2024 (c)	65		68
Yum! Brands, Inc. 4.75%, 1/15/2030 (c)	24		25
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (c)	140		138
Zoetis, Inc.
4.45%, 8/20/2048	15		18
3.00%, 5/15/2050	25		24

			33,589

TOTAL CORPORATE BONDS (Cost $38,286)			38,949

	Shares (000)
COMMON STOCKS — 36.0%
Australia — 1.2%
Adbri Ltd.	9		25
AGL Energy Ltd.	10		75
Alumina Ltd.	32		42
APA Group	2		17
AusNet Services	7		10
Bendigo & Adelaide Bank Ltd.	7		54
BHP Group plc	4		108
Charter Hall Long Wale, REIT	20		72
CSR Ltd.	7		29
Dexus, REIT	11		84
Goodman Group, REIT	7		103
IOOF Holdings Ltd.	11		30
Mirvac Group, REIT	49		94
Rio Tinto plc	3		258
Sonic Healthcare Ltd.	2		53
Spark Infrastructure Group	10		16
Telstra Corp. Ltd.	18		46
Wesfarmers Ltd.	1		54
Woodside Petroleum Ltd.	2		38

			1,208

Austria — 0.0%(e)
ANDRITZ AG	—	(k)	6
Erste Group Bank AG	—	(k)	11
OMV AG	—	(k)	14
Verbund AG	—	(k)	10

			41

Belgium — 0.3%
Ageas SA	—	(k)	17
Cofinimmo SA, REIT	—	(k)	69
Euronav NV	1		11
KBC Group NV*	—	(k)	18
Proximus SADP	2		43
Shurgard Self Storage SA	1		52
Solvay SA	—	(k)	10
Telenet Group Holding NV	—	(k)	7
Warehouses De Pauw CVA, REIT	2		79

			306

Brazil — 0.1%
BB Seguridade Participacoes SA	7		30
Itau Unibanco Holding SA (Preference)	9		43
Yara International ASA	—	(k)	13

			86

Canada — 1.7%
Algonquin Power & Utilities Corp.	1		21
Allied Properties, REIT	4		139
AltaGas Ltd.	1		19
Atco Ltd., Class I	1		17
BCE, Inc.	2		76
Canadian Imperial Bank of Commerce	1		65
Canadian Tire Corp. Ltd., Class A	—	(k)	67
Canadian Utilities Ltd., Class A	3		76
Capital Power Corp.	—	(k)	11
Chartwell Retirement Residences	—	(k)	4
Emera, Inc.	—	(k)	21
Enbridge, Inc.	2		75
Fortis, Inc.	2		81
Gibson Energy, Inc.	1		12
Great-West Lifeco, Inc.	2		42
Hydro One Ltd.(i)	3		77
IGM Financial, Inc.	1		44
Keyera Corp.	1		16
Magna International, Inc.	—	(k)	29
Northland Power, Inc.	1		19
Nutrien Ltd.	1		64
Pembina Pipeline Corp.	3		75
Power Corp. of Canada	3		69
Restaurant Brands International, Inc.	1		54

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Rogers Communications, Inc., Class B	1		39
Shaw Communications, Inc., Class B	2		64
Sienna Senior Living, Inc.	—	(k)	5
Superior Plus Corp.	1		13
TC Energy Corp.	3		143
TELUS Corp.	4		76
Thomson Reuters Corp.	1		60
Toronto-Dominion Bank (The)	2		133
TransAlta Renewables, Inc.	—	(k)	8

			1,714

Chile — 0.0% (e)
Banco Santander Chile, ADR	1		25

China — 2.1%
China Construction Bank Corp., Class H	215		181
China Life Insurance Co. Ltd., Class H	28		58
China Merchants Bank Co. Ltd., Class H	28		214
China Pacific Insurance Group Co. Ltd., Class H	44		173
China Petroleum & Chemical Corp., Class H	114		60
China Resources Land Ltd.	18		88
Fuyao Glass Industry Group Co. Ltd., Class A	4		25
Guangdong Investment Ltd.	42		69
Haier Smart Home Co. Ltd., Class H*	28		111
Huayu Automotive Systems Co. Ltd., Class A	13		55
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	28		169
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1		15
Joyoung Co. Ltd., Class A	8		38
Midea Group Co. Ltd., Class A	13		170
NetEase, Inc.	5		99
Ping An Insurance Group Co. of China Ltd., Class H	23		269
Postal Savings Bank of China Co. Ltd., Class H(i)	165		124
Tingyi Cayman Islands Holding Corp.	54		99
Topsports International Holdings Ltd.(i)	38		57
Xinyi Solar Holdings Ltd.	30		50
Yum China Holdings, Inc.	1		68

			2,192

Czech Republic — 0.0% (e)
Komercni banka A/S *	1		19

Denmark — 0.4%
Carlsberg A/S, Class B	1		163
Novo Nordisk A/S, Class B	3		194
Tryg A/S	—	(k)	9

			366

Finland — 0.4%
Elisa OYJ	1		31
Fortum OYJ	3		89
Kone OYJ, Class B	1		69
Nordea Bank Abp	6		56
Orion OYJ, Class B	1		45
Sampo OYJ, Class A	—	(k)	12
UPM-Kymmene OYJ	—	(k)	9
Wartsila OYJ Abp	5		57

			368

France — 1.0%
Amundi SA * (i)	—	(k)	9
Atos SE	1		48
AXA SA	1		21
BNP Paribas SA *	—	(k)	25
Bouygues SA	—	(k)	10
Cie de Saint-Gobain	—	(k)	16
Covivio, REIT	1		84
Credit Agricole SA	1		15
Engie SA	1		18
Gaztransport Et Technigaz SA	—	(k)	6
Klepierre SA, REIT	1		24
LVMH Moet Hennessy Louis Vuitton SE	—	(k)	18
Orange SA	1		17
Publicis Groupe SA	—	(k)	15
Renault SA * (j)	1		31
Rexel SA	1		11
Rubis SCA	—	(k)	10
Safran SA	1		127
Sanofi	1		64
Schneider Electric SE	1		196
SCOR SE	—	(k)	15
TOTAL SE	1		37
Veolia Environnement SA	1		21
Vinci SA	1		151

			989

Germany — 1.4%
adidas AG *	—	(k)	152
Allianz SE (Registered)	1		271
BASF SE	1		90
Bayerische Motoren Werke AG	—	(k)	23
Covestro AG (i)	—	(k)	10
Daimler AG (Registered)	—	(k)	28
Deutsche Post AG (Registered)	3		158
Deutsche Telekom AG (Registered)	4		90
E.ON SE	2		23
Evonik Industries AG	—	(k)	11
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1		169
Siemens AG (Registered)	—	(k)	39
Telefonica Deutschland Holding AG	23		68
Uniper SE	—	(k)	16
Volkswagen AG (Preference)	—	(k)	127
Vonovia SE	2		128

			1,403

Hong Kong — 0.7%
CK Asset Holdings Ltd.	13		76
CK Infrastructure Holdings Ltd.	3		18
CLP Holdings Ltd.	2		19
Hang Seng Bank Ltd.	4		82
HKBN Ltd.	3		4
HKT Trust & HKT Ltd.	53		76
Hong Kong & China Gas Co. Ltd.	14		22
Hong Kong Exchanges & Clearing Ltd.	3		172
PCCW Ltd.	13		7

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Power Assets Holdings Ltd.	4		21
VTech Holdings Ltd.	4		38
WH Group Ltd. (i)	47		38
Wharf Real Estate Investment Co. Ltd.	7		39
Xinyi Glass Holdings Ltd.	14		46
Yue Yuen Industrial Holdings Ltd.	21		51

			709

India — 0.4%
Infosys Ltd., ADR	23		429

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT *	493		149
Telkom Indonesia Persero Tbk. PT, ADR	7		175

			324

Ireland — 0.0%(e)
CRH plc	—	(k)	20
Smurfit Kappa Group plc	—	(k)	11

			31

Italy — 0.4%
A2A SpA	35		63
ACEA SpA	—	(k)	4
Assicurazioni Generali SpA	1		16
Azimut Holding SpA	1		11
Enav SpA (i)	1		4
Enel SpA	12		120
Eni SpA	1		18
ERG SpA	—	(k)	7
Hera SpA	3		13
Intesa Sanpaolo SpA *	27		73
Iren SpA	5		13
Italgas SpA	3		17
Mediobanca Banca di Credito Finanziario SpA *	1		11
Poste Italiane SpA (i)	1		13
Snam SpA	6		32
Terna Rete Elettrica Nazionale SpA	3		21
Unipol Gruppo SpA	1		6

			442

Japan — 1.8%
Aozora Bank Ltd.	3		67
ARTERIA Networks Corp.	—	(k)	5
Chubu Electric Power Co., Inc.	2		21
Chugoku Electric Power Co., Inc. (The)	1		14
Dai Nippon Printing Co. Ltd.	1		23
Daiwa House Industry Co. Ltd.	2		62
Daiwa House REIT Investment Corp., REIT	—	(k)	56
Electric Power Development Co. Ltd.	2		40
ENEOS Holdings, Inc.	7		30
FANUC Corp.	—	(k)	48
H.U. Group Holdings, Inc.	1		17
Idemitsu Kosan Co. Ltd.	2		47
Japan Metropolitan Fund Invest, REIT	—	(k)	150
Japan Post Holdings Co. Ltd. *	5		41
Japan Tobacco, Inc.	3		62
JFE Holdings, Inc.	2		28
Kansai Electric Power Co., Inc. (The)	7		77
KDDI Corp.	3		77
Kenedix Office Investment Corp., REIT	—	(k)	78
Konica Minolta, Inc.	10		53
Lawson, Inc.	1		34
Mitsubishi Chemical Holdings Corp.	5		38
Mitsui Fudosan Logistics Park, Inc., REIT	—	(k)	64
Nippon Accommodations Fund, Inc., REIT	—	(k)	76
Nippon Prologis REIT, Inc., REIT	—	(k)	93
Nippon Telegraph & Telephone Corp.	2		41
Osaka Gas Co. Ltd.	—	(k)	4
Otsuka Corp.	1		47
Shikoku Electric Power Co., Inc.	1		5
SoftBank Corp.	6		73
Sumitomo Forestry Co. Ltd.	2		33
Takeda Pharmaceutical Co. Ltd.	1		51
Tohoku Electric Power Co., Inc.	7		64
Tokio Marine Holdings, Inc.	2		90
Tokyo Gas Co. Ltd.	1		13
Toyota Motor Corp.	2		179

			1,901

Jordan — 0.0% (e)
Hikma Pharmaceuticals plc	—	(k)	6

Malta — 0.0% (e)
Kindred Group plc, SDR	1		13

Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	8		16
Grupo Financiero Banorte SAB de CV, Class O *	21		119
Kimberly-Clark de Mexico SAB de CV, Class A	26		45
Wal-Mart de Mexico SAB de CV	77		242

			422

Netherlands — 0.5%
Akzo Nobel NV	1		83
ASML Holding NV	—	(k)	46
ASR Nederland NV	—	(k)	11
CTP BV * (i)	4		64
Eurocommercial Properties NV, REIT, CVA	2		45
ING Groep NV	9		110
Koninklijke Ahold Delhaize NV	1		14
Koninklijke KPN NV	7		25
NN Group NV	—	(k)	14
Randstad NV	—	(k)	13
Royal Dutch Shell plc, Class B	2		39

			464

New Zealand — 0.1%
Contact Energy Ltd.	9		45
Spark New Zealand Ltd.	21		65

			110

Norway — 0.1%
Aker BP ASA	1		24
DNB ASA	1		19
Equinor ASA	1		13

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Gjensidige Forsikring ASA	1		12
SFL Corp. Ltd.	1		10
Telenor ASA	4		64

			142

Portugal — 0.0% (e)
EDP—Energias de Portugal SA	4		20
Galp Energia SGPS SA	1		12
NOS SGPS SA	1		5

			37

Russia — 0.6%
Alrosa PJSC	34		47
Evraz plc	2		14
LUKOIL PJSC, ADR	1		93
Moscow Exchange MICEX-RTS PJSC	52		120
Sberbank of Russia PJSC	52		201
Sberbank of Russia PJSC	8		32
Severstal PAO, GDR(i)	3		66
Severstal PAO, GDR(i)	1		22

			595

Saudi Arabia — 0.1%
Al Rajhi Bank	5		131

Singapore — 0.3%
Ascendas, REIT	48		108
BW LPG Ltd.(i)	1		5
DBS Group Holdings Ltd.	4		88
Keppel DC, REIT	35		69
NetLink NBN Trust (i)	13		9
Singapore Telecommunications Ltd.	10		17
StarHub Ltd.	18		17

			313

South Africa — 0.2%
Anglo American plc	1		25
AVI Ltd.	5		25
Bid Corp. Ltd. *	2		34
SPAR Group Ltd. (The)	1		18
Vodacom Group Ltd.	7		60

			162

South Korea — 0.6%
ESR Kendall Square REIT Co. Ltd., REIT *	7		35
Samsung Electronics Co. Ltd.	8		569
SK Telecom Co. Ltd., ADR	1		36

			640

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	—	(k)	13
Atlantica Sustainable Infrastructure plc	—	(k)	18
Banco Bilbao Vizcaya Argentaria SA	4		21
Banco Santander SA	8		26
Bankinter SA	1		9
CaixaBank SA	4		13
Cellnex Telecom SA (i)	1		84
Enagas SA	2		49
Endesa SA	1		31
Iberdrola SA	22		282
Industria de Diseno Textil SA	5		149
Naturgy Energy Group SA	3		80
Red Electrica Corp. SA	3		45
Repsol SA	7		82
Telefonica SA	16		70

			972

Sweden — 0.5%
Boliden AB	—	(k)	16
Electrolux AB, Series B	—	(k)	7
Lundin Energy AB	1		16
Sandvik AB *	1		18
Skandinaviska Enskilda Banken AB, Class A	1		14
SKF AB, Class B	4		107
Svenska Handelsbanken AB, Class A	2		18
Tele2 AB, Class B	3		41
Telia Co. AB	17		73
Volvo AB, Class B	7		188

			498

Switzerland — 1.0%
ABB Ltd. (Registered)	1		25
Adecco Group AG (Registered)	—	(k)	9
Baloise Holding AG (Registered)	—	(k)	7
Julius Baer Group Ltd.	—	(k)	11
LafargeHolcim Ltd. (Registered) *	—	(k)	15
Nestle SA (Registered)	2		254
Novartis AG (Registered)	1		71
OC Oerlikon Corp. AG (Registered)	5		56
Roche Holding AG	1		366
SGS SA (Registered)	—	(k)	14
Swiss Life Holding AG (Registered)	—	(k)	9
Swisscom AG (Registered)	—	(k)	17
UBS Group AG (Registered)	1		22
Zurich Insurance Group AG	—	(k)	172

			1,048

Taiwan — 1.4%
Accton Technology Corp.	8		78
Chailease Holding Co. Ltd.	5		35
Chicony Electronics Co. Ltd.	2		7
Delta Electronics, Inc.	11		112
MediaTek, Inc.	4		138
Mega Financial Holding Co. Ltd.	42		47
President Chain Store Corp.	8		76
Quanta Computer, Inc.	32		110
Realtek Semiconductor Corp.	4		70
Taiwan Semiconductor Manufacturing Co. Ltd.	29		611
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1		71
Vanguard International Semiconductor Corp.	21		80
Wiwynn Corp.	1		30

			1,465

Thailand — 0.1%
Siam Cement PCL (The) (Registered)	5		65

United Kingdom — 1.8%
3i Group plc	1		14
Admiral Group plc	—	(k)	16
Ashtead Group plc	—	(k)	17
AstraZeneca plc	—	(k)	18
Avast plc (i)	4		25
Aviva plc	3		16
B&M European Value Retail SA	1		5

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Barclays plc	8		20
Barratt Developments plc *	7		76
Berkeley Group Holdings plc	1		63
BP plc	18		75
BT Group plc *	28		59
Centrica plc *	67		50
Close Brothers Group plc	—	(k)	6
Diageo plc	—	(k)	10
Direct Line Insurance Group plc	10		41
Drax Group plc	1		7
easyJet plc *	5		65
GlaxoSmithKline plc	4		63
Hargreaves Lansdown plc	—	(k)	7
HSBC Holdings plc	6		34
IG Group Holdings plc	—	(k)	6
Imperial Brands plc	3		60
InterContinental Hotels Group plc *	1		37
J Sainsbury plc	3		9
Legal & General Group plc	4		16
Linde plc	—	(k)	14
Linde plc	—	(k)	47
Lloyds Banking Group plc *	35		21
M&G plc	4		13
Man Group plc	5		12
Mondi plc	1		13
National Grid plc	2		21
Natwest Group plc	5		15
NewRiver REIT plc, REIT *	37		48
Pennon Group plc	1		14
Persimmon plc	2		85
RELX plc	3		69
Safestore Holdings plc, REIT	5		59
Sage Group plc (The)	7		60
Schroders plc	—	(k)	11
Severn Trent plc	1		30
SSE plc	5		100
St. James’s Place plc	1		16
Standard Life Aberdeen plc	3		11
Taylor Wimpey plc *	24		60
Tesco plc	4		11
Tritax EuroBox plc(i)	17		23
Unilever plc	1		41
UNITE Group plc (The), REIT *	5		69
United Utilities Group plc	2		22
Vodafone Group plc	32		59
Workspace Group plc, REIT	5		57
WPP plc	3		44

			1,860

United States — 15.2%
3M Co.	—	(k)	63
AbbVie, Inc.	4		422
AES Corp. (The)	2		66
AGNC Investment Corp., REIT	4		60
ALLETE, Inc.	—	(k)	3
Alliant Energy Corp.	1		60
Altria Group, Inc.	3		137
American Electric Power Co., Inc.	1		81
American Tower Corp., REIT	—	(k)	94
Americold Realty Trust, REIT	4		166
Amgen, Inc.	—	(k)	61
Analog Devices, Inc.	2		269
Annaly Capital Management, Inc., REIT	7		58
AT&T, Inc.	3		76
AvalonBay Communities, Inc., REIT	1		166
Avangrid, Inc.	1		61
Avista Corp.	—	(k)	22
Black Hills Corp.	—	(k)	4
Brandywine Realty Trust, REIT	11		137
Bristol-Myers Squibb Co.	6		350
Brixmor Property Group, Inc., REIT	6		118
Bunge Ltd.	1		69
Camden Property Trust, REIT	1		130
Cardinal Health, Inc.	1		62
CenterPoint Energy, Inc.	3		59
CF Industries Holdings, Inc.	1		64
Chesapeake Energy Corp. *	—	(k)	3
Chevron Corp.	1		66
Chubb Ltd.	1		83
Clear Channel Outdoor Holdings, Inc. *	5		9
Clearway Energy, Inc., Class C	1		15
CME Group, Inc.	1		168
CMS Energy Corp.	1		62
CNA Financial Corp.	1		62
Coca-Cola Co. (The)	10		504
Cogent Communications Holdings, Inc.	—	(k)	18
Comcast Corp., Class A	4		205
Comerica, Inc.	1		72
ConocoPhillips	1		57
Consolidated Edison, Inc.	1		83
DHT Holdings, Inc.	3		16
Dominion Energy, Inc.	1		82
Douglas Emmett, Inc., REIT	4		129
Dow, Inc.	1		69
DTE Energy Co.	—	(k)	61
Duke Energy Corp.	1		83
Eastman Chemical Co.	2		212
Eaton Corp. plc	2		255
Edison International	1		58
Eli Lilly and Co.	—	(k)	65
Emerson Electric Co.	1		60
Entergy Corp.	1		78
EP Energy Corp. *	—	(k)	29
Equinix, Inc., REIT	—	(k)	116
Equity LifeStyle Properties, Inc., REIT	2		149
Essex Property Trust, Inc., REIT	1		142
Evergy, Inc.	1		80
Exelon Corp.	1		59
Exxon Mobil Corp.	1		65
Fastenal Co.	1		54
Federal Realty Investment Trust, REIT	1		130
Ferguson plc	—	(k)	19
FirstEnergy Corp.	1		21
General Dynamics Corp.	—	(k)	62
General Mills, Inc.	1		51
Genuine Parts Co.	1		60
Gilead Sciences, Inc.	1		59
Hasbro, Inc.	1		57
Hawaiian Electric Industries, Inc.	—	(k)	22
Healthcare Trust of America, Inc., Class A, REIT	4		98
Healthpeak Properties, Inc., REIT	6		201
Hewlett Packard Enterprise Co.	4		69

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
HP, Inc.	2		72
IDACORP, Inc.	—	(k)	22
iHeartMedia, Inc., Class A *	1		22
Ingredion, Inc.	1		59
International Business Machines Corp.	—	(k)	61
International Flavors & Fragrances, Inc.	—	(k)	11
International Paper Co.	1		65
Interpublic Group of Cos., Inc. (The)	2		68
Invitation Homes, Inc., REIT	7		227
Iron Mountain, Inc., REIT	2		69
JM Smucker Co. (The)	—	(k)	40
Johnson & Johnson	2		355
Johnson Controls International plc	—	(k)	26
Juniper Networks, Inc.	1		26
Kellogg Co.	1		50
Kimco Realty Corp., REIT	2		37
Kinder Morgan, Inc.	5		76
Kraft Heinz Co. (The)	2		64
Las Vegas Sands Corp. *	1		60
Lumen Technologies, Inc.	6		81
LyondellBasell Industries NV, Class A	1		68
Macquarie Infrastructure Corp.	1		21
Maxim Integrated Products, Inc.	1		53
Medtronic plc	2		177
Merck & Co., Inc.	5		348
Morgan Stanley	1		53
National Fuel Gas Co.	—	(k)	22
National Retail Properties, Inc., REIT	3		117
NetApp, Inc.	1		72
New Jersey Resources Corp.	—	(k)	6
Newell Brands, Inc.	3		68
NextEra Energy, Inc.	2		115
Nielsen Holdings plc	2		38
NiSource, Inc.	3		79
NMG, Inc.*	—	(k)	—	(k)
Nordic American Tankers Ltd.	5		15
Norfolk Southern Corp.	—	(k)	107
Northwest Natural Holding Co.	—	(k)	11
NorthWestern Corp.	—	(k)	22
NortonLifeLock, Inc.	2		47
Nucor Corp.	1		79
Oasis Petroleum, Inc.	1		48
OGE Energy Corp.	1		21
Omnicom Group, Inc.	2		160
ONEOK, Inc.	2		85
PACCAR, Inc.	1		54
Packaging Corp. of America	—	(k)	61
Park Hotels & Resorts, Inc., REIT *	6		125
Perrigo Co. plc	1		49
Philip Morris International, Inc.	1		130
Pinnacle West Capital Corp.	1		81
Portland General Electric Co.	—	(k)	21
PPL Corp.	3		81
Procter & Gamble Co. (The)	1		188
Prologis, Inc., REIT	5		578
Public Service Enterprise Group, Inc.	1		83
Public Storage, REIT	1		266
Quest Diagnostics, Inc.	—	(k)	37
Raytheon Technologies Corp.	1		56
Rexford Industrial Realty, Inc., REIT	2		82
Seagate Technology plc	3		198
Sempra Energy	—	(k)	59
Simon Property Group, Inc., REIT	1		67
Southern Co. (The)	1		82
Spire, Inc.	—	(k)	21
Stanley Black & Decker, Inc.	1		107
State Street Corp.	1		120
Steel Dynamics, Inc.	1		74
Stellantis NV	—	(k)	2
Stellantis NV	1		16
Sun Communities, Inc., REIT	1		173
Texas Instruments, Inc.	1		229
Trane Technologies plc	1		106
Truist Financial Corp.	2		122
UGI Corp.	1		21
United Parcel Service, Inc., Class B	—	(k)	56
UnitedHealth Group, Inc.	—	(k)	90
Valero Energy Corp.	1		47
Ventas, Inc., REIT	5		261
VEREIT, Inc., REIT	3		123
Verizon Communications, Inc.	3		189
VICI Properties, Inc., REIT	6		181
Vornado Realty Trust, REIT	3		127
Walgreens Boots Alliance, Inc.	1		69
WEC Energy Group, Inc.	1		84
Weingarten Realty Investors, REIT	5		147
Wells Fargo & Co.	4		152
Western Union Co. (The)	2		60
Whiting Petroleum Corp. *	2		69
Williams Cos., Inc. (The)	3		78
Xcel Energy, Inc.	2		150
Yum! Brands, Inc.	2		178

			15,649

TOTAL COMMON STOCKS (Cost $31,183)			37,145

	Principal Amount ($000)
EQUITY-LINKED NOTES — 6.9%
Barclays Bank PLC, ELN, 6.50%, 6/23/2021 (linked to Russell 2000 Index) (c)	—	(k)	1,038
Barclays Bank PLC, ELN, 6.50%, 7/6/2021 (linked to Russell 2000 Index) (c)	—	(k)	1,021
Citigroup Global Markets Holdings, Inc., ELN, 8.07%, 5/5/2021 (linked to Russell 2000 Index) (c)	—	(k)	995
National Bank of Canada, ELN, 7.50%, 6/3/2021 (linked to Russell 2000 Index) (c)	1		2,030
UBS AG, ELN, 7.50%, 4/21/2021 (linked to Russell 2000 Index) (c)	—	(k)	1,012

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
UBS AG, ELN, 7.50%, 6/9/2021 (linked to Russell 2000 Index) (c)	—	(k)	1,026

TOTAL EQUITY-LINKED NOTES (COST $6,941)			7,122

	Shares (000)
INVESTMENT COMPANIES — 5.7%
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (l)	238		1,854
JPMorgan Equity Income Fund Class R6 Shares (l)	132		2,848
JPMorgan Floating Rate Income Fund Class R6 Shares (l)	106		945
JPMorgan Managed Income Fund Class L Shares (l)	25		249

TOTAL INVESTMENT COMPANIES (Cost $5,024)			5,896

	Principal Amount ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.4%
United States — 3.4%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 2.20%, 6/25/2045 (m)	18		19
Banc of America Funding Trust Series 2006-A, Class 1A1, 2.73%, 2/20/2036 (m)	14		14
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 2.56%, 2/25/2035 (m)	9		9
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 2.76%, 5/25/2035 (m)	27		28
Bear Stearns ARM Trust
Series 2004-9, Class 22A1, 3.14%, 11/25/2034 (m)	56		56
Series 2006-1, Class A1, 2.37%, 2/25/2036 (m)	10		10
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A1, 2.22%, 9/25/2035 (m)	27		28
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 2.21%, 9/25/2039 ‡ (c) (m)	88		88
Deephaven Residential Mortgage Trust
Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (c) (m)	250		249
Series 2020-1, Class A3, 2.65%, 1/25/2060 (c) (m)	296		298
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 2.41%, 9/25/2030 (m)	196		196
FHLMC, REMIC
Series 4703, Class SA, IF, IO, 6.04%, 7/15/2047 (m)	293		62
Series 4937, Class MS, IF, IO, 5.94%, 12/25/2049 (m)	208		39
Series 4839, Class WS, IF, IO, 5.99%, 8/15/2056 (m)	175		43
FHLMC, STRIPS
Series 311, Class S1, IF, IO, 5.84%, 8/15/2043 (m)	665		121
Series 316, Class S7, IF, IO, 5.99%, 11/15/2043 (m)	284		46
Series 356, Class S5, IF, IO, 5.89%, 9/15/2047 (m)	347		80
FNMA, Connecticut Avenue Securities
Series 2017-C07, Class 2M2, 2.61%, 5/25/2030 (m)	121		122
Series 2018-C02, Class 2M2, 2.31%, 8/25/2030 (m)	194		194
Series 2018-C04, Class 2M2, 2.66%, 12/25/2030 (m)	182		182
FNMA, REMIC
Series 2012-75, Class DS, IF, IO, 5.84%, 7/25/2042 (m)	240		42
Series 2016-1, Class SJ, IF, IO, 6.04%, 2/25/2046 (m)	156		31
Series 2018-67, Class SN, IF, IO, 6.09%, 9/25/2048 (m)	433		88
Series 2018-73, Class SC, IF, IO, 6.09%, 10/25/2048 (m)	296		57
GNMA
Series 2017-67, Class ST, IF, IO, 6.09%, 5/20/2047 (m)	201		41
Series 2017-112, Class S, IF, IO, 6.09%, 7/20/2047 (m)	201		39
Series 2018-36, Class SG, IF, IO, 6.09%, 3/20/2048 (m)	98		22
Series 2019-22, Class SM, IF, IO, 5.94%, 2/20/2049 (m)	276		55
Series 2019-42, Class SJ, IF, IO, 5.94%, 4/20/2049 (m)	279		44
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 0.55%, 5/25/2035 (m)	31		30
Homeward Opportunities Fund I Trust Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (c) (m)	250		256
Impac CMB Trust Series 2004-6, Class 1A2, 0.89%, 10/25/2034 (m)	29		30

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-7, Class 1A2, 1.03%, 11/25/2034 (m)	58		59
Series 2005-4, Class 1A1A, 0.65%, 5/25/2035 (m)	125		129
Series 2005-8, Class 1AM, 0.81%, 2/25/2036 (m)	93		93
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036	6		7
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.99%, 4/21/2034 (m)	12		12
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 2.49%, 1/25/2037 (m)	7		7
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 3.32%, 7/25/2034 (m)	17		18
New Residential Mortgage Loan Trust Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (c) (m)	239		241
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 0.67%, 12/25/2035 (m)	36		36
RALI Trust Series 2006-QA3, Class A1, 0.51%, 4/25/2036 (m)	31		33
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	—	(k)	1
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.70%, 10/25/2037 (m)	268		262
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 2.71%, 3/25/2035 (m)	11		11
Series 2005-AR5, Class A6, 3.67%, 5/25/2035 (m)	17		18

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,458)			3,546

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Cayman Islands — 0.3%
GPMT Ltd. Series 2018-FL1, Class AS, 1.31%, 11/21/2035 ‡ (c) (m)	250		249

United States — 2.5%
BANK Series 2017-BNK7, Class D, 2.71%, 9/15/2060 ‡ (c)	100		86
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (c)	100		93
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.54%, 3/9/2044 ‡ (c) (m)	106		107
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (c) (m)	100		85
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (c)	20		16
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (c)	23		20
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (m)	10		11
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.64%, 2/10/2049 ‡ (m)	100		108
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 4.98%, 3/15/2052 ‡ (m)	100		105
DBGS Mortgage Trust Series 2018-5BP, Class B, 0.94%, 6/15/2033 ‡ (c) (m)	100		100
FHLMC Multiclass Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	160		22
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.17%, 7/25/2026 (m)	120		12
Series Q012, Class X, IO, 4.21%, 9/25/2035 (m)	489		117
Series K716, Class X3, IO, 1.78%, 8/25/2042 (m)	106		—	(k)
Series K726, Class X3, IO, 2.13%, 7/25/2044 (m)	151		9
Series K729, Class X3, IO, 1.97%, 11/25/2044 (m)	1,212		77
Series K728, Class X3, IO, 1.95%, 11/25/2045 (m)	100		6
Series K071, Class X3, IO, 2.01%, 11/25/2045 (m)	700		83
Series K088, Class X3, IO, 2.35%, 2/25/2047 (m)	555		88
Series K108, Class X3, IO, 3.49%, 4/25/2048 (m)	400		102
FREMF Series 2018-KF46, Class B, 2.07%, 3/25/2028 (c) (m)	6		5
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.47%, 5/25/2022 (c) (m)	2		2
Series 2015-KF10, Class B, 6.22%, 7/25/2022 (c) (m)	3		3
Series 2017-KF31, Class B, 3.02%, 4/25/2024 (c) (m)	4		4
Series 2017-KF32, Class B, 2.67%, 5/25/2024 (c) (m)	27		27
Series 2018-KF45, Class B, 2.07%, 3/25/2025 (c) (m)	9		9
Series 2018-KF47, Class B, 2.12%, 5/25/2025 (c) (m)	39		38

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-KC02, Class B, 4.09%, 7/25/2025 (c) (m)	25	25
Series 2018-KF53, Class B, 2.17%, 10/25/2025 (m)	47	47
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (c) (m)	25	25
Series 2019-KF62, Class B, 2.17%, 4/25/2026 (c) (m)	22	22
Series 2018-KF43, Class B, 2.27%, 1/25/2028 (c) (m)	33	33
Series 2018-KF50, Class B, 2.02%, 7/25/2028 (c) (m)	7	7
Series 2018-K82, Class B, 4.13%, 9/25/2028 (c) (m)	50	55
Series 2019-KF63, Class B, 2.47%, 5/25/2029 (c) (m)	19	19
Series 2012-K19, Class C, 4.02%, 5/25/2045 (c) (m)	10	10
Series 2017-K67, Class C, 3.94%, 9/25/2049 (c) (m)	5	5
Series 2017-K65, Class B, 4.07%, 7/25/2050 (c) (m)	75	82
Series 2019-K87, Class C, 4.32%, 1/25/2051 (c) (m)	100	108
Series 2018-K75, Class B, 3.97%, 4/25/2051 (c) (m)	10	11
Series 2020-K737, Class B, 3.30%, 1/25/2053 (c) (m)	100	105
Series 2020-K737, Class C, 3.30%, 1/25/2053 (c) (m)	145	148
GNMA
Series 2013-178, IO, 0.39%, 6/16/2055 (m)	48	1
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057 (m)	200	10
Series 2020-14, IO, 0.73%, 2/16/2062 (m)	872	62
Series 2020-23, IO, 0.74%, 4/16/2062 (m)	219	16
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 ‡ (c) (m)	100	90
Series 2019-LIC, Class F, 3.24%, 10/14/2039 ‡ (c) (m)	100	86
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class E, 4.23%, 1/15/2049 ‡ (c) (m)	100	83
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (m)	34	20
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (m)	50	52
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (c) (m)	10	10
Series 2020-HR8, Class XA, IO, 1.85%, 7/15/2053 (m)	998	136

		2,603

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,878)		2,852

ASSET-BACKED SECURITIES — 1.2%
United States — 1.2%
ABFC Trust Series 2003-OPT1, Class M1, 1.14%, 2/25/2033 ‡ (m)	80	80
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6, Class M2, 2.58%, 11/25/2033 ‡ (m)	48	49
Bear Stearns Asset-Backed Securities Trust Series 2004-HE5, Class M2, 1.98%, 7/25/2034 ‡ (m)	11	12
Conn’s Receivables Funding LLC Series 2019-A, Class B, 4.36%, 10/16/2023 ‡(c)	29	29
Countrywide Asset-Backed Certificates Series 2004-2, Class M1, 0.86%, 5/25/2034 ‡ (m)	9	9
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M3, 1.83%, 7/25/2034 ‡ (m)	47	47
Exeter Automobile Receivables Trust
Series 2018-2A, Class E, 5.33%, 5/15/2025(c)	120	126
Series 2018-4A, Class E, 5.38%, 7/15/2025(c)	10	11
Fremont Home Loan Trust Series 2003-A, Class M1, 1.08%, 8/25/2033 ‡ (m)	56	55
GSAMP Trust Series 2003-SEA, Class A1, 0.91%, 2/25/2033 ‡ (m)	112	107
Long Beach Mortgage Loan Trust Series 2004-6, Class A3, 1.41%, 11/25/2034 ‡ (m)	12	12
MASTR Asset-Backed Securities Trust Series 2004-OPT2, Class M1, 1.01%, 9/25/2034 ‡ (m)	12	12
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-SD1, Class M1, 2.36%, 3/25/2033 ‡ (m)	145	144
Series 2003-NC10, Class M1, 1.13%, 10/25/2033 ‡ (m)	18	18

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2004-HE3, Class M1, 0.96%, 3/25/2034 ‡ (m)	49		49
Series 2004-NC7, Class M2, 1.04%, 7/25/2034 ‡ (m)	14		14
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024(c)	10		10
RAMP Trust Series 2005-RS6, Class M4, 1.08%, 6/25/2035 ‡ (m)	216		216
Securitized Asset-Backed Receivables LLC Trust Series 2004-OP2, Class M3, 2.13%, 8/25/2034 ‡ (m)	85		85
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 1.08%, 10/25/2033 ‡ (m)	6		7
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC6, Class A4, 0.28%, 1/25/2037 (m)	49		48
Westlake Automobile Receivables Trust Series 2019-1A, Class E, 4.49%, 7/15/2024(c)	50		52

TOTAL ASSET-BACKED SECURITIES (Cost $1,155)			1,193

	Shares (000)
PREFERRED STOCKS — 0.6%
United States — 0.6%
Allstate Corp. (The), Series H, 5.10%, 10/15/2024 ($25 par value) (n)	—	(k)	8
Bank of America Corp.,
Series GG, 6.00%, 5/16/2023 ($25 par value) (n)	1		20
Series HH, 5.88%, 7/24/2023 ($25 par value) (n)	1		19
Series KK, 5.38%, 6/25/2024 ($25 par value) (n)	1		19
Series LL, 5.00%, 9/17/2024 ($25 par value) (n)	1		34
Energy Transfer Operating LP, Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 ($25 par value) (b) (n)	2		39
MetLife, Inc., Series F, 4.75%, 3/15/2025 ($25 par value) (n)	1		17
Morgan Stanley,
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (b) (n)	2		71
Series L, 4.88%, 1/15/2025 ($25 par value) (n)	—	(k)	4
MYT Holding LLC, Series A, 10.00%, 6/6/2029 ‡	8		9
NextEra Energy Capital Holdings, Inc., Series N, 5.65%, 3/1/2079 ($25 par value)	1		17
Northern Trust Corp., Series E, 4.70%, 1/1/2025 ($25 par value) (n)	—	(k)	11
Public Storage, Series L, , REIT 4.63%, 6/17/2025 ($25 par value) (n)	1		14
Regions Financial Corp., Series C, (ICE LIBOR USD 3 Month + 3.15%), 5.70%, 5/15/2029 ($25 par value) (b) (n)	—	(k)	7
SCE Trust II, 5.10%, 5/5/2020 ($25 par value) (n)	1		12
SCE Trust VI, 5.00%, 6/26/2022 ($25 par value) (n)	4		94
Sempra Energy, 5.75%, 7/1/2079 ($25 par value)	—	(k)	3
Southern Co. (The), Series 2020, 4.95%, 1/30/2080 ($25 par value)	1		26
State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (b) (n)	—	(k)	11
Truist Financial Corp., Series R, 4.75%, 9/1/2025 ($25 par value) (n)	1		21
US Bancorp, Series K, 5.50%, 10/15/2023 ($25 par value) (j) (n)	1		18
Wells Fargo & Co.,
Series AA, 4.70%, 12/15/2025 ($25 par value) (n)	—	(k)	5
Series Y, 5.63%, 6/15/2022 ($25 par value) (n)	1		33
Series Z, 4.75%, 3/15/2025 ($25 par value) (n)	5		135

TOTAL PREFERRED STOCKS (Cost $622)			647

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Notes 1.38%, 1/31/2022 (o) (Cost $601)	595		602

LOAN ASSIGNMENTS — 0.5% (p)
United States — 0.5%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(b)	7		6
Axalta Coating Systems US Holdings, Inc., Term Loan B

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
(ICE LIBOR USD 3 Month + 1.75%), 2.00%, 6/1/2024 (b)	21		21
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 3/15/2027 (b)	8		7
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024 (b)	25		25
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024 (b)	20		20
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023 (b)	48		48
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.12%, 5/1/2026 (b)	33		33
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023 (b)	85		84
Navistar, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.62%, 11/6/2024 (b)	41		41
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.62%, 9/18/2026 (b)	43		43
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026 (b)	43		43
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.11%, 6/2/2025 (b)	79		78
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.23%, 1/20/2028 (b)	31		31

TOTAL LOAN ASSIGNMENTS (Cost $481)			480

MORTGAGE-BACKED SECURITIES — 0.4%
United States — 0.4%
FNMA UMBS, 30 Year
Pool # MA4208, 2.00%, 12/1/2050	266		266
Pool # MA4255, 2.00%, 2/1/2051	78		78
Pool # MA4306, 2.50%, 4/1/2051	50		51
GNMA II, 30 Year Pool # MA7052, 2.50%, 12/20/2050	59		61

TOTAL MORTGAGE-BACKED SECURITIES (Cost $469)			456

	No. of Warrants (000)
WARRANTS — 0.0% (e)
United Kingdom — 0.0% (e)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD * ‡	—	(k)	—	(k)

United States — 0.0% (e)
Chesapeake Energy Corp.
expiring 2/9/2026, price 32.13 USD *	—	(k)	5
expiring 2/9/2026, price 27.63 USD *	—	(k)	4
expiring 2/9/2026, price 36.18 USD *	—	(k)	2
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD * ‡	—	(k)	1

			12

TOTAL WARRANTS (Cost $—)			12

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0% (e)
United States — 0.0% (e)
Liberty Interactive LLC
4.00%, 11/15/2029	3		2
3.75%, 2/15/2030	2		2

TOTAL CONVERTIBLE BONDS (Cost $3)			4

	No. of Rights (000)
RIGHTS — 0.0% (e)
Italy—0.0% (e)
Snam SpA, expiring 4/7/2021* (Cost $—)	6		—	(k)

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.9%
INVESTMENT COMPANIES — 4.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (l) (q)	3,293	3,294
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (l) (q)	980	981

TOTAL INVESTMENT COMPANIES (Cost $4,274)		4,275

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (l) (q)	200	200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (l) (q)	544	544

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $744)		744

TOTAL SHORT-TERM INVESTMENTS (Cost $5,018)		5,019

Total Investments — 100.7% (Cost $96,119)		103,923
Liabilities in Excess of Other Assets — (0.7)%		(762)

Net Assets — 100.0%		103,161

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2021

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Banks	7.0%
Convertible Bonds	6.9
Equity Real Estate Investment Trusts (REITs)	6.4
Oil, Gas & Consumable Fuels	4.7
Diversified Telecommunication Services	4.3
Collateralized Mortgage Obligations	3.4
Media	3.3
Electric Utilities	3.3
Pharmaceuticals	3.1
Fixed Income	2.9
Capital Markets	2.9
Commercial Mortgage-Backed Securities	2.8
U.S. Equity	2.7
Insurance	2.6
Health Care Providers & Services	2.5
Hotels, Restaurants & Leisure	2.1
Semiconductors & Semiconductor Equipment	1.8
Food Products	1.8

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

PORFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Wireless Telecommunication Services	1.6%
Technology Hardware, Storage & Peripherals	1.5
Metals & Mining	1.5
Chemicals	1.4
Consumer Finance	1.3
Multi-Utilities	1.3
Asset-Backed Securities	1.2
Containers & Packaging	1.1
Household Durables	1.0
Others (each less than 1.0%)	18.8
Short-Term Investments	4.8

Abbreviations
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
CVA	Dutch Certification
ELN	Equity-Linked Note
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of March 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
SGPS	Holding company

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2021.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2021.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2021.
(h)	Defaulted security.
(i)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(j)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $671.
(k)	Amount rounds to less than one thousand.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2021.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of March 31, 2021.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(p)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(q)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	8	06/2021	EUR	363	8
U.S. Treasury 10 Year Note	91	06/2021	USD	11,927	(303)

					(295)

Short Contracts
Foreign Exchange GBP/USD	(16)	06/2021	USD	(1,379)	17
S&P 500 E-Mini Index	(7)	06/2021	USD	(1,390)	(13)

					4

					(291)

Abbreviations

EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$247		$946		$1,193
Collateralized Mortgage Obligations
United States	—	2,712		834		3,546
Commercial Mortgage-Backed Securities
Cayman Islands	—	—		249		249
United States	—	1,531		1,072		2,603

Total Commercial Mortgage-Backed Securities	—	1,531		1,321		2,852

Common Stocks
Australia	—	1,208		—		1,208
Austria	—	41		—		41
Belgium	52	254		—		306
Brazil	73	13		—		86
Canada	1,714	—		—		1,714
Chile	25	—		—		25
China	—	2,192		—		2,192
Czech Republic	—	19		—		19
Denmark	—	366		—		366
Finland	—	368		—		368
France	—	989		—		989
Germany	—	1,403		—		1,403
Hong Kong	—	709		—		709
India	429	—		—		429
Indonesia	175	149		—		324
Ireland	—	31		—		31
Italy	—	442		—		442
Japan	—	1,901		—		1,901
Jordan	—	6		—		6
Malta	—	13		—		13
Mexico	422	—		—		422
Netherlands	64	400		—		464
New Zealand	—	110		—		110
Norway	10	132		—		142
Portugal	5	32		—		37
Russia	199	396		—		595
Saudi Arabia	—	131		—		131
Singapore	—	313		—		313
South Africa	25	137		—		162
South Korea	71	569		—		640
Spain	18	954		—		972
Sweden	—	498		—		498
Switzerland	—	1,048		—		1,048
Taiwan	71	1,394		—		1,465
Thailand	—	65		—		65
United Kingdom	241	1,619		—		1,860
United States	15,601	48		—		15,649

Total Common Stocks	19,195	17,950		—		37,145

Convertible Bonds	—	4		—		4
Corporate Bonds	—	38,949		—		38,949
Equity-Linked Notes	—	7,122		—		7,122
Investment Companies	5,896	—		—		5,896
Loan Assignments	—	480		—		480
Mortgage-Backed Securities	—	456		—		456
Preferred Stocks
United States	638	—		9		647
Rights	—	—	(a)	—		—	(a)
U.S. Treasury Obligations	—	602		—		602
Warrants
United Kingdom	—	—		—	(a)	—	(a)
United States	11	—		1		12

Total Warrants	11	—		1		12

Short-Term Investments
Investment Companies	4,275	—		—		4,275
Investment of Cash Collateral from Securities Loaned	744	—		—		744

Total Short-Term Investments	5,019	—		—		5,019

Total Investments in Securities	$30,759	$70,053		$3,111		$103,923

Appreciation in Other Financial Instruments
Futures Contracts	$25	$—		$—		$25
Depreciation in Other Financial Instruments
Futures Contracts	(316)	—		—		(316)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(291)	$—		$—		$(291)

(a)	Amount rounds to less than one thousand.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2020		Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3		Balance as of March 31, 2021
Investments in Securities:
Asset-Backed Securities — United States	$986		$(1)	$4		$1		$—	$(294)	$250	$—		$946
Collateralized Mortgage Obligations - United States	862		—	—	(a)	—	(a)	—	(28)	—	—		834
Commercial Mortgage-Backed Securities — Cayman Islands	248		—	1		—		—	—	—	—		249
Commercial Mortgage-Backed Securities - United States	1,010		—	10		—	(a)	—	1	51	—		1,072
Common Stocks — United States	—	(a)	—	—		—		—	—	—	—	(a)	—
Preferred Stocks — United States	10		—	(1)		—		—	—	—	—		9
Warrants — United Kingdom	—	(a)	—	—		—		—	—	—	—		—	(a)
Warrants — United States	13		—	7		—		—	(19)	—	—		1

Total	$3,129		$(1)	$21		$1		$—	$(340)	$301	$—	(a)	$3,111

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $15.

There were no significant transfers into or out of level 3 for the period ended March 31, 2021.

JPMorgan Insurance Trust Income Builder Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$946		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.91%)
				Constant Default Rate	0.00% - 6.20% (3.23%)
				Yield (Discount Rate of Cash Flows)	1.13% - 4.05% (2.40%)

Asset-Backed Securities	946

	1,072		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.90% - 199.00% (9.12%)

Commercial Mortgage-Backed Securities	1,072

	834		Discounted Cash Flow	Constant Prepayment Rate	10.25% - 25.00% (20.44%)
				Constant Default Rate	0.00% - 0.50% (0.15%)
				Yield (Discount Rate of Cash Flows)	2.16% - 4.01% (3.29%)

Collateralized Mortgage Obligations	834

	1		Market Comparable Companies	EBITDA Multiple (c)	4.8x (4.8x)
	—	(b)	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Warrants	1

Total	$2,853

#

The table above does not include certain Level 3 investments that are valued by brokers and Pricing Services. At March 31, 2021, the value of these investments was $258. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousands.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates  —  The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at December 31, 2020	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares(a)	$1,953	$19		$—	$—		$(118)		$1,854	238	$20		$—
JPMorgan Equity Income Fund Class R6 Shares(a)	3,573	14		1,003	180		84		2,848	132	14		—
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	931	7		—	—		7		945	106	7		—
JPMorgan Managed Income Fund Class L Shares(a)	249	—	(b)	—	—		—	(b)	249	25	—	(b)	—
JPMorgan Prime Money Market Fund Class IM Shares, 0.10%(a)(c)	209	1,548		776	—	(b)	—	(b)	981	980	—	(b)	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09%(a)(c)	2,630	12,202		11,538	—	(b)	—	(b)	3,294	3,293	1		—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13%(a)(c)	700	—		500	—	(b)	—	(b)	200	200	—	(b)	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(c)	667	2,628		2,751	—		—		544	544	—	(b)	—

Total	$10,912	$16,418		$16,568	$180		$(27)		$10,915		$42		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2021.